Distribution Date:	11/18/25	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C5
Revision - October 2025
The servicer is updating the realized loss amount on loan 10104324. This change results in $519,257.12 to be returned from principal to align with the realized loss amount reported.

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: CSAIL 2016-C5 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	50,978,586.61	50,978,586.61	170,357.69	0.00	0.00	51,148,944.30	0.00	0.00%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	51,503,000.00	191,548.24	0.00	0.00	51,694,548.24	0.00	0.00%	17.25%
C	12636LBE9	4.707604%	42,139,000.00	42,139,000.00	34,941,033.99	165,311.45	0.00	0.00	35,106,345.44	7,197,966.01	93.75%	12.75%
D	12636LAG5	3.707604%	46,821,000.00	46,821,000.00	0.00	144,661.45	0.00	0.00	144,661.45	46,821,000.00	53.09%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	93,077.54	0.00	0.00	93,077.54	23,410,000.00	32.76%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	40,826.12	0.00	0.00	40,826.12	9,365,000.00	24.63%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	28,362,964.56	0.00	0.00	0.00	0.00	0.00	28,362,964.56	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	252,579,551.17	137,422,620.60	805,782.49	0.00	0.00	138,228,403.09	115,156,930.57

X-A	12636LBA7	0.697504%	723,385,000.00	50,978,586.61	0.00	29,631.48	0.00	0.00	29,631.48	0.00
X-B	12636LBB5	0.244604%	51,503,000.00	51,503,000.00	0.00	10,498.21	0.00	0.00	10,498.21	0.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.702604%	23,410,000.00	23,410,000.00	0.00	33,214.97	0.00	0.00	33,214.97	23,410,000.00
X-F	12636LAC4	1.702604%	9,365,000.00	9,365,000.00	0.00	13,287.41	0.00	0.00	13,287.41	9,365,000.00
X-NR	12636LAE0	1.702604%	39,797,933.00	28,362,964.56	0.00	40,242.42	0.00	0.00	40,242.42	28,362,964.56
Notional SubTotal			894,281,933.00	210,440,551.17	0.00	165,891.99	0.00	0.00	165,891.99	107,958,964.56

Deal Distribution Total					137,422,620.60	971,674.48	0.00	0.00	138,394,295.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12636LAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12636LAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	12636LBC3	750.88872767	750.88872767	2.50928238	0.00000000	0.00000000	0.00000000	0.00000000	753.39801005	0.00000000
B	12636LBD1	1,000.00000000	1,000.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	1,003.71916665	0.00000000
C	12636LBE9	1,000.00000000	829.18517264	3.92300363	0.00000000	0.00000000	0.00000000	0.00000000	833.10817627	170.81482736
D	12636LAG5	1,000.00000000	0.00000000	3.08967023	0.00000000	0.00000000	0.00000000	0.00000000	3.08967023	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	3.97597352	(1.47180692)	0.00000000	0.00000000	0.00000000	3.97597352	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	4.35943620	(1.85526962)	3.17189215	0.00000000	0.00000000	4.35943620	1,000.00000000
NR	12636LAQ3	712.67431301	0.00000000	0.00000000	1.78465525	66.17064208	0.00000000	0.00000000	0.00000000	712.67431301
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	70.47227494	0.00000000	0.04096225	0.00000000	0.00000000	0.00000000	0.00000000	0.04096225	0.00000000
X-B	12636LBB5	1,000.00000000	0.00000000	0.20383686	0.00000000	0.00000000	0.00000000	0.00000000	0.20383686	0.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.41883682	0.00000000	0.00000000	0.00000000	0.00000000	1.41883682	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.41883716	0.00000000	0.00000000	0.00000000	0.00000000	1.41883716	1,000.00000000
X-NR	12636LAE0	712.67431301	0.00000000	1.01116860	0.00000000	0.00000000	0.00000000	0.00000000	1.01116860	712.67431301

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/25 - 10/30/25	30	0.00	29,631.48	0.00	29,631.48	0.00	0.00	0.00	29,631.48	0.00
X-B	10/01/25 - 10/30/25	30	0.00	10,498.21	0.00	10,498.21	0.00	0.00	0.00	10,498.21	0.00
X-D	10/01/25 - 10/30/25	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	10/01/25 - 10/30/25	30	0.00	33,214.97	0.00	33,214.97	0.00	0.00	0.00	33,214.97	0.00
X-F	10/01/25 - 10/30/25	30	0.00	13,287.41	0.00	13,287.41	0.00	0.00	0.00	13,287.41	0.00
X-NR	10/01/25 - 10/30/25	30	0.00	40,242.42	0.00	40,242.42	0.00	0.00	0.00	40,242.42	0.00
A-S	10/01/25 - 10/30/25	30	0.00	170,357.69	0.00	170,357.69	0.00	0.00	0.00	170,357.69	0.00
B	10/01/25 - 10/30/25	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	10/01/25 - 10/30/25	30	0.00	165,311.45	0.00	165,311.45	0.00	0.00	0.00	165,311.45	0.00
D	10/01/25 - 10/30/25	30	0.00	144,661.45	0.00	144,661.45	0.00	0.00	0.00	144,661.45	0.00
E	10/01/25 - 10/30/25	30	34,368.93	58,622.54	0.00	58,622.54	(34,455.00)	0.00	0.00	93,077.54	0.00
F	10/01/25 - 10/30/25	30	46,961.77	23,451.52	0.00	23,451.52	(17,374.60)	0.00	0.00	40,826.12	29,704.77
NR	10/01/25 - 10/30/25	30	2,556,028.47	71,025.59	0.00	71,025.59	71,025.59	0.00	0.00	0.00	2,633,454.78
Totals			2,637,359.17	990,870.47	0.00	990,870.47	19,195.99	0.00	0.00	971,674.48	2,663,159.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	138,394,295.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	966,603.02	Master Servicing Fee	1,074.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,353.41
Interest Adjustments	15,185.85	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	107.41
ARD Interest	0.00	Operating Advisor Fee	375.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	981,788.87	Total Fees	3,089.22

Principal		Expenses/Reimbursements
Scheduled Principal	137,422,620.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,025.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	137,422,620.60	Total Expenses/Reimbursements	7,025.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	971,674.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	137,422,620.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	138,394,295.08
Total Funds Collected	138,404,409.47	Total Funds Distributed	138,404,409.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	249,477,125.75	249,477,125.75	Beginning Certificate Balance	252,579,551.17
(-) Scheduled Principal Collections	137,422,620.60	137,422,620.60	(-) Principal Distributions	137,422,620.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	112,054,505.15	112,054,505.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	249,477,125.76	249,477,125.76	Ending Certificate Balance	115,156,930.57
Ending Actual Collateral Balance	112,054,505.15	112,054,505.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	3,102,425.42
Beginning Cumulative Advances	0.00	3,102,425.42	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	3,102,425.42
Ending Cumulative Advances	0.00	3,102,425.42	Net WAC Rate	4.71%
			UC / (OC) Interest	12,170.83
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.2499 or less	2	25,054,505.15	22.36%	(1)	4.8764	0.620926
5,000,000 to 9,999,999	1	8,679,505.15	7.75%	(1)	4.6620	1.000000	1.2500 to 1.4999	1	87,000,000.00	77.64%	0	4.2800	1.390000
10,000,000 to 19,999,999	1	16,375,000.00	14.61%	(1)	4.9900	0.420000	1.5000 to 1.7499	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.7500 to 1.9999	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.0000 to 2.2499	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 or greater	1	87,000,000.00	77.64%	0	4.2800	1.390000	2.2500 to 2.4999	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
							2.7500 to 3.9999	0	0.00	0.00%	0	0.0000	0.000000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

New Jersey	1	16,375,000.00	14.61%	(1)	4.9900	0.420000
							Industrial	2	95,679,505.15	85.39%	0	4.3147	1.354621
New York	1	87,000,000.00	77.64%	0	4.2800	1.390000
							Lodging	1	16,375,000.00	14.61%	(1)	4.9900	0.420000
Ohio	1	8,679,505.15	7.75%	(1)	4.6620	1.000000
							Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	87,000,000.00	77.64%	0	4.2800	1.390000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	8,679,505.15	7.75%	(1)	4.6620	1.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	16,375,000.00	14.61%	(1)	4.9900	0.420000	49 months or greater	3	112,054,505.15	100.00%	0	4.4133	1.218041
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
	Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	112,054,505.15	100.00%	0	4.4133	1.218041	Interest Only	1	87,000,000.00	77.64%	0	4.2800	1.390000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	2	25,054,505.15	22.36%	(1)	4.8764	0.620926
	Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	3	112,054,505.15	100.00%	0	4.4133	1.218041
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	112,054,505.15	100.00%	0	4.4133	1.218041
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	320,643.33	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	11/06/25
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	209,344.72	57,500,000.00	0.00	N/A	11/06/25	--	57,500,000.00	0.00	11/06/25
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	122,515.41	30,336,025.32	0.00	N/A	11/06/25	--	30,336,025.32	0.00	11/06/25
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	85,548.32	0.00	0.00	N/A	10/06/25	10/06/27	16,375,000.00	16,375,000.00	11/06/25
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	38,867.93	9,562,913.33	0.00	N/A	11/06/25	--	9,562,913.33	0.00	11/06/25
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	34,925.47	20,324.65	0.00	N/A	10/06/25	--	8,699,829.80	8,679,505.15	11/06/25
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	26,144.95	6,672,941.28	0.00	N/A	11/06/25	--	6,672,941.28	0.00	11/06/25
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	27,164.08	5,841,736.85	0.00	N/A	11/06/25	--	5,841,736.85	0.00	11/06/25
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	25,138.02	5,528,889.31	0.00	N/A	11/06/25	--	5,528,889.31	0.00	11/06/25
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	22,138.19	5,183,238.66	0.00	N/A	11/06/25	--	5,183,238.66	0.00	11/06/25
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	17,771.74	4,111,185.18	0.00	N/A	11/06/25	--	4,111,185.18	0.00	11/06/25
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	14,637.43	3,593,721.66	0.00	N/A	11/06/25	--	3,593,721.66	0.00	11/06/25
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	12,965.48	3,104,471.26	0.00	N/A	11/06/25	--	3,104,471.26	0.00	11/06/25
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	13,666.59	3,310,571.88	0.00	N/A	11/06/25	--	3,310,571.88	0.00	11/06/25
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	10,317.21	2,656,601.22	0.00	N/A	10/06/25	--	2,656,601.22	0.00	11/06/25
Totals								981,788.87	137,422,620.60	0.00				249,477,125.75	112,054,505.15
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	9,809,765.84	5,920,278.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	3,049,560.04	3,351,886.90	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,904,351.40	2,587,425.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	5,113,838.00	2,823,742.00	07/01/24	06/30/25	11/12/25	7,302,251.15	642,206.41	0.00	0.00	0.00	0.00
27	1	870,362.80	942,913.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	766,642.11	784,095.34	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	317,461.49	353,784.18	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	534,006.28	566,249.84	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	431,197.18	293,390.59	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	622,227.51	328,490.58	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	275,897.68	184,253.94	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		26,695,310.33	18,136,511.72				7,302,251.15	642,206.41	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	1	16,375,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413344%	4.398964%	0
10/20/25	0	0.00	0	0.00	0	0.00	1	16,375,000.00	0	0.00	1	16,375,000.00	0	0.00	3	69,007,797.57	4.499437%	4.485057%	1
09/17/25	0	0.00	0	0.00	1	19,451,724.46	1	19,451,724.46	0	0.00	0	0.00	0	0.00	2	20,618,262.04	4.570747%	4.556367%	2
08/15/25	0	0.00	0	0.00	1	19,475,282.38	1	19,475,282.38	0	0.00	0	0.00	0	0.00	12	112,293,529.45	4.601582%	4.587202%	3
07/17/25	0	0.00	0	0.00	1	19,498,739.51	1	19,498,739.51	0	0.00	0	0.00	0	0.00	4	22,055,970.36	4.614397%	4.598944%	4
06/17/25	0	0.00	0	0.00	1	19,524,791.05	1	19,524,791.05	0	0.00	0	0.00	0	0.00	2	28,446,708.45	4.627351%	4.611942%	5
05/16/25	0	0.00	0	0.00	1	19,548,036.35	1	19,548,036.35	0	0.00	0	0.00	0	0.00	0	0.00	4.639337%	4.623980%	5
04/17/25	0	0.00	0	0.00	1	19,573,883.75	1	19,573,883.75	0	0.00	0	0.00	0	0.00	0	0.00	4.639571%	4.624213%	6
03/17/25	0	0.00	0	0.00	1	19,596,919.01	1	19,596,919.01	0	0.00	0	0.00	0	0.00	1	6,775,101.95	4.639788%	4.624430%	7
02/18/25	0	0.00	0	0.00	1	19,627,982.76	1	19,627,982.76	0	0.00	0	0.00	0	0.00	0	0.00	4.643054%	4.627707%	8
01/17/25	0	0.00	0	0.00	1	19,650,786.55	1	19,650,786.55	0	0.00	0	0.00	0	0.00	1	18,568,681.70	4.643272%	4.627924%	9
12/17/24	0	0.00	0	0.00	1	19,673,492.77	1	19,673,492.77	0	0.00	0	0.00	0	0.00	0	0.00	4.642234%	4.626915%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,679,505	8,679,505	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		16,375,000	0	0		16,375,000
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		87,000,000	87,000,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	112,054,505	112,054,505	0	0	0	0
Oct-25	249,477,126	249,477,126	0	0	0	0
Sep-25	351,978,536	332,526,812	0	0	19,451,724	0
Aug-25	391,439,290	371,964,007	0	0	19,475,282	0
Jul-25	504,406,114	484,907,374	0	0	19,498,740	0
Jun-25	527,227,222	507,702,431	0	0	19,524,791	0
May-25	556,432,233	536,884,196	0	0	19,548,036	0
Apr-25	557,240,283	537,666,399	0	0	19,573,884	0
Mar-25	557,992,136	538,395,217	0	0	19,596,919	0
Feb-25	565,701,436	546,073,454	0	0	19,627,983	0
Jan-25	566,469,758	546,818,971	0	0	19,650,787	0
Dec-24	585,844,702	566,171,209	0	0	19,673,493	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	10104328	16,375,000.00	16,375,000.00	71,700,000.00	11/04/25	1,697,698.00	0.42000	06/30/25	10/06/25	242
28	10104341	8,679,505.15	8,679,505.15	14,650,000.00	09/08/15	663,543.34	1.00000	03/31/25	10/06/25	238
Totals		25,054,505.15	25,054,505.15	86,350,000.00		2,361,241.34

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10104328	LO	NJ	01/06/21	9
"	11/12/2025

11/1/2025 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default as the Borrower was past due for its 11/6/2020 payment. Sponsor would no longer support the hotel but cooperated with the appointment of a receiver. Consensual foreclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market but listed for saleagain in June 2024. $65.5 million property sale / loan assumption was completed in August 2025. The lender anticipated returning the loan back to Master Servicer in Nov. 2025 but due to certain ongoing property tax appeal covering the period pri orto the sale, the receivership may be extended by another ~3 months with subsequent Return to Master projected by Feb. 2026. The loan is current on its loan payment. Maturity date extended from

10/6/2025 to 10/6/2027 per Consent and Assumption Agreement dated 8/15/2025.New principal balance is $16,375,000.00.
"

28	10104341	IN	OH	09/11/25	4
"	11/12/2025 The Loan transferred to Special Servicing on 9/11/25. Special Servicer sent hello letter 9/19/25, initial call held on 9/25/25. Pending executed PNL.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01625%	71,313,195.89 4.01625%		9	08/27/20	07/06/20	09/11/20
12	10104328	1	0.00	4.99000%	0.00	4.99000%	9	08/15/25	08/15/25	09/12/25
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743	11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	6,186.76	11,461.88	0.01%
5	10104324	10/20/25	51,511,238.90	77,800,000.00	51,925,711.96	933,730.18	51,925,711.96	50,991,981.78	519,257.12	0.00	0.00	519,257.12	0.92%
7	10101709	08/15/25	26,193,229.36	62,425,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
11	10101985	11/18/22	19,813,375.76	31,600,000.00	21,264,436.93	93,624.16	19,906,999.92	19,813,375.76	0.00	0.00	0.00	0.00	0.00%
16	10104331	10/20/25	14,166,572.86	25,350,000.00	14,324,947.41	158,374.55	14,324,947.41	14,166,572.86	0.00	0.00	0.00	0.00	0.00%
17	10104332	03/17/22	16,468,597.06	14,500,000.00	14,033,273.11	3,893,129.57	14,033,273.11	10,140,143.54	6,328,453.52	0.00	329,600.57	5,998,852.95	35.70%
21	10104335	09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	0.00	0.00	0.00	0.00%
23	10104337	09/17/24	11,550,335.32	12,900,000.00	11,694,094.28	2,007,071.38	11,694,094.28	9,687,022.90	1,863,312.42	0.00	60,379.13	1,802,933.29	13.97%
24	10101719	06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
35	10101349	08/17/20	6,442,989.99	11,000,000.00	9,895,173.29	1,006,938.98	9,762,971.45	8,756,032.47	0.00	0.00	(239.69)	239.69	0.00%
46	10104353	09/16/22	4,569,128.67	8,900,000.00	8,458,858.74	1,978,575.12	7,560,518.86	5,581,943.74	0.00	0.00	(1,942.50)	1,942.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			246,706,729.10	292,575,000.00	230,172,882.46	12,625,742.71	227,784,903.73	215,159,161.02	8,728,671.70	0.00	393,984.27	8,334,687.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/20/25	2,143.04	0.00	0.00	0.00	0.00	2,143.04	0.00	0.00	2,143.04
		05/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
3	10098743	04/17/24	0.00	0.00	11,461.88	0.00	0.00	(5,984.37)	0.00	0.00	11,461.88
		12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
5	10104324	10/20/25	0.00	0.00	519,257.12	0.00	0.00	519,257.12	0.00	0.00	519,257.12
7	10101709	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	10101985	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	10104331	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10104332	09/15/23	0.00	0.00	5,998,852.95	0.00	0.00	(14,060.97)	0.00	0.00	5,998,852.95
		07/17/23	0.00	0.00	6,012,913.92	0.00	0.00	18,003.87	0.00	0.00
		05/17/23	0.00	0.00	5,994,910.05	0.00	0.00	1,562.59	0.00	0.00
		08/17/22	0.00	0.00	5,993,347.46	0.00	0.00	(195,987.48)	0.00	0.00
		05/17/22	0.00	0.00	6,189,334.94	0.00	0.00	(139,118.58)	0.00	0.00
		03/17/22	0.00	0.00	6,328,453.52	0.00	0.00	6,328,453.52	0.00	0.00
21	10104335	03/15/24	0.00	0.00	0.00	0.00	0.00	(370.02)	0.00	0.00	0.00
		01/18/24	0.00	0.00	370.02	0.00	0.00	46.46	0.00	0.00
		11/18/22	0.00	0.00	323.56	0.00	0.00	323.56	0.00	0.00
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10104337	04/17/25	0.00	0.00	1,802,933.29	0.00	0.00	15,492.97	0.00	0.00	1,802,933.29
		02/18/25	0.00	0.00	1,787,440.32	0.00	0.00	(75,872.10)	0.00	0.00
		09/17/24	0.00	0.00	1,863,312.42	0.00	0.00	1,863,312.42	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	10101349	08/25/20	0.00	0.00	0.00	0.00	0.00	239.69	0.00	0.00	239.69
46	10104353	03/15/24	0.00	0.00	1,942.50	0.00	0.00	(1,397.50)	0.00	0.00	1,942.50
		01/18/24	0.00	0.00	3,340.00	0.00	0.00	1,397.50	0.00	0.00
		09/26/22	0.00	0.00	0.00	0.00	0.00	1,942.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			2,143.04	0.01	8,334,447.74	0.00	0.00	8,336,830.47	0.00	0.00	8,336,830.47

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	3,525.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,025.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,025.17

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25